PENSION PLANS AND RETIREE BENEFITS (Summary of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Plan assets, Fair value, end of year	$ 2,159.1
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation, Balance, beginning of year	469.4	$ 440.5
Plans disposed (note 4)	(132.1)
Actuarial loss (gain)	(68.5)	31.5
Current service cost	18.6	15.9
Member contributions		0.2
Interest cost	39.2	17.5
Benefits paid	(45.9)	(14.9)
Expenses paid	(0.9)	(1.1)
Plan combinations	1,312.4
Foreign exchange translation	77.4	(20.2)
Balance, end of year	1,669.6	469.4
Plan assets, Fair value, beginning of year	363.9	328.4
Plan disposed (note 4)	(102.1)
Actual return on plan assets	(55.0)	46.4
Employer contributions	11.0	21.1
Member contributions		0.2
Benefits paid	(45.9)	(14.9)
Expenses paid	(0.9)	(1.1)
Plan combinatinos	1,133.5
Foreign exchange translation	63.4	(16.2)
Plan assets, Fair value, end of year	1,367.9	363.9
Accrued benefit liability	(301.7)	(105.5)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation, Balance, beginning of year	98.5	89.1
Plans disposed (note 4)	(13.6)
Actuarial loss (gain)	(33.9)	12.8
Current service cost	5.4	2.5
Member contributions	2.1
Interest cost	11.0	3.5
Benefits paid	(13.4)	(3.5)
Expenses paid	(0.1)	(0.1)
Plan combinations	382.9
Plan amendments	(0.4)
Plan settlements		(0.5)
Foreign exchange translation	21.4	(5.3)
Balance, end of year	459.9	98.5
Plan assets, Fair value, beginning of year	78.9	74.0
Plan disposed (note 4)	(8.1)
Actual return on plan assets	(37.2)	11.4
Employer contributions	2.5	1.8
Member contributions	2.1
Benefits paid	(13.4)	(3.5)
Expenses paid	(0.1)	(0.1)
Plan combinatinos	732.7
Foreign exchange translation	33.8	(4.7)
Plan assets, Fair value, end of year	791.2	78.9
Accrued benefit liability	331.3	(19.6)
Canada [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation, Balance, beginning of year	165.6	150.0
Plans disposed (note 4)	(132.1)
Actuarial loss (gain)	(0.8)	8.3
Current service cost	2.4	7.9
Member contributions		0.2
Interest cost	1.2	5.8
Benefits paid	(2.7)	(6.3)
Expenses paid		(0.3)
Plan combinations	0.7
Balance, end of year	34.3	165.6
Plan assets, Fair value, beginning of year	115.2	101.5
Plan disposed (note 4)	(102.1)
Actual return on plan assets	(0.3)	8.5
Employer contributions	3.4	11.6
Member contributions		0.2
Benefits paid	(2.7)	(6.3)
Expenses paid		(0.3)
Plan combinatinos	0.3
Plan assets, Fair value, end of year	13.8	115.2
Accrued benefit liability	(20.5)	(50.4)
Canada [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation, Balance, beginning of year	15.8	16.4
Plans disposed (note 4)	(13.6)
Actuarial loss (gain)	(0.1)	(1.6)
Current service cost	0.1	0.7
Interest cost	0.1	0.6
Benefits paid		(0.3)
Plan amendments	(0.4)
Balance, end of year	1.9	15.8
Plan assets, Fair value, beginning of year	8.1	6.8
Plan disposed (note 4)	(8.1)
Actual return on plan assets		0.4
Employer contributions		1.2
Benefits paid		(0.3)
Plan assets, Fair value, end of year		8.1
Accrued benefit liability	(1.9)	(7.7)
United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, Fair value, end of year	2,145.3
United States [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation, Balance, beginning of year	303.8	290.5
Actuarial loss (gain)	(67.7)	23.2
Current service cost	16.2	8.0
Interest cost	38.0	11.7
Benefits paid	(43.2)	(8.6)
Expenses paid	(0.9)	(0.8)
Plan combinations	1,311.7
Foreign exchange translation	77.4	(20.2)
Balance, end of year	1,635.3	303.8
Plan assets, Fair value, beginning of year	248.7	226.9
Actual return on plan assets	(54.7)	37.9
Employer contributions	7.6	9.5
Benefits paid	(43.2)	(8.6)
Expenses paid	(0.9)	(0.8)
Plan combinatinos	1,133.2
Foreign exchange translation	63.4	(16.2)
Plan assets, Fair value, end of year	1,354.1	248.7
Accrued benefit liability	(281.2)	(55.1)
United States [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation, Balance, beginning of year	82.7	72.7
Actuarial loss (gain)	(33.8)	14.4
Current service cost	5.3	1.8
Member contributions	2.1
Interest cost	10.9	2.9
Benefits paid	(13.4)	(3.2)
Expenses paid	(0.1)	(0.1)
Plan combinations	382.9
Plan settlements		(0.5)
Foreign exchange translation	21.4	(5.3)
Balance, end of year	458.0	82.7
Plan assets, Fair value, beginning of year	70.8	67.2
Actual return on plan assets	(37.2)	11.0
Employer contributions	2.5	0.6
Member contributions	2.1
Benefits paid	(13.4)	(3.2)
Expenses paid	(0.1)	(0.1)
Plan combinatinos	732.7
Foreign exchange translation	33.8	(4.7)
Plan assets, Fair value, end of year	791.2	70.8
Accrued benefit liability	$ 333.2	$ (11.9)